Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Major Class (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Fair value	$ 178,651	$ 162,854
Financial liabilities, at fair value	(21,236)	(18,801)
Derivatives
Disclosure of financial assets [line items]
Fair value	1,971	2,183
Financial liabilities, at fair value	(2,077)	(1,311)
Interest rate contracts
Disclosure of financial assets [line items]
Fair value	392	418
Financial liabilities, at fair value	(822)	(667)
Interest rate contracts | Derivative investments
Disclosure of financial assets [line items]
Fair value	392	418
Financial liabilities, at fair value	(822)	(667)
Foreign currency swap contracts
Disclosure of financial assets [line items]
Fair value	1,411	1,676
Financial liabilities, at fair value	(1,198)	(633)
Foreign currency swap contracts | Derivative investments
Disclosure of financial assets [line items]
Fair value	1,403	1,674
Financial liabilities, at fair value	(1,195)	(614)
Foreign currency swap contracts | Cash flow hedges
Disclosure of financial assets [line items]
Fair value	8	2
Financial liabilities, at fair value	(3)	(19)
Other Derivative Contracts
Disclosure of financial assets [line items]
Fair value	168	89
Financial liabilities, at fair value	(57)	(11)
Other Derivative Contracts | Derivative investments
Disclosure of financial assets [line items]
Fair value	125	72
Financial liabilities, at fair value	(57)	(11)
Other Derivative Contracts | Cash flow hedges
Disclosure of financial assets [line items]
Fair value	43	17
Financial liabilities, at fair value	$ 0	$ 0